Determination of Fair Values	12 Months Ended
Mar. 31, 2025
Disclosure Of Determination Of Fair Value Measurement [Abstract]
Determination of Fair Values
4)
DETERMINATION OF FAIR VALUES

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Group has access at that date.

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group has an established control framework with respect to the measurement of fair values. This includes a finance team that has overall responsibility for overseeing all significant fair value measurements with the help of external independent valuers, including Level 3 fair values, and reports directly to the Group Chief Financial Officer.

The finance team regularly reviews significant unobservable inputs and valuation adjustments.

When measuring the fair value of an asset or a liability, the Group uses market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

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Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
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Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
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Level 3: Inputs for the assets or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability falls into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

The assumptions made in measuring fair values are given below. When applicable, further information about the assumptions made in measuring fair values is disclosed in the notes specific to that asset or liability.

a)
Property, Plant and Equipment

The fair value of items of property, plant and equipment acquired in business combination is based on the cost approaches using the quoted market prices for similar items when available or depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.

b)
Intangible Assets

The fair value of trade mark and brand acquired in business combinations is based on the discounted estimated royalty payments that are expected to be avoided as a result of the trade mark/brand being owned. The fair value of customer relationships acquired in a business combination is determined using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows. The fair value of non-compete agreements acquired in a business combination is determined using the comparative income differential method. The fair value of technology acquired in business combinations is determined using the replacement cost method and/or relief from royalty method.

c)
Non Derivative Financial Liabilities

Fair values are calculated based on the present value of the expected future payments, discounted using a risk-adjusted discount rate and Monte Carlo simulation valuation model.

d)
Share Based Payment Transactions

The fair value of restricted stock units (RSUs) given under MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”) is calculated by multiplying the number of units given with the Company’s share price on the date of grant. The fair value of Employee Stock Options (ESOPs) given under Share Incentive Plan and awards given under Simplotel, BMF and Savaari ESOP plans are measured using Black Scholes Model. Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

e)
Trade and Other Receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date.

f)
Investment in Equity Securities

The fair value of investment in equity securities is determined using valuation techniques. Valuation techniques employed include market multiples and discounted cash flows analysis using expected future cash flows and a market related discount rate.